Shareholder Report, Line Graph (Details) 193836_Innovator U.S. Small Cap Power Buffer ETF - April_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Mar. 31, 2020	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - April
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator U.S. Small Cap Power Buffer ETF - April NAV
Accumulated Value	$ 14,005	$ 11,174	$ 11,072	$ 12,073	$ 11,279	$ 10,000	$ 15,002
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Total Return Index
Accumulated Value	20,234	15,091	16,505	20,262	13,436	10,000	$ 23,150
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000
Accumulated Value	$ 19,050	$ 14,416	$ 16,016	$ 19,922	$ 13,342	$ 10,000	$ 21,502